INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

16. INCOME TAXES

BVI

The Company is incorporated in the BVI. Under the current laws of the BVI, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to with holdings tax in the BVI.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%. The Company’s Hong Kong subsidiaries did not have assessable profits that were derived in Hong Kong for the years ended December 31, 2024 and 2023. Therefore, no Hong Kong profit tax has been provided for the years ended December 31, 2024 and 2023.

PRC

The Company’s PRC subsidiaries are subject to the PRC Enterprise Income Tax Law (“EIT Law”) and are taxed at the statutory income tax rate of 25%, unless otherwise specified.

The components of the income tax provision are:

	As of
	Dcecmeber 31, 2024	December 31, 2023	December, 31, 2022
Current	$298,461	$344,853	$417,268
Deferred	(178,494)	-	-
Total income tax provision	$119,967	$344,853	$417,268

The income tax provision is included in our consolidated statement of operations and comprehensive income.

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	As of
	Dcecmeber 31 2024	December 31, 2023
Net (loss)income before provision for income taxes	$(725,874)	$1,331,324
PRC statutory tax rate	25%	25%
Income tax at statutory tax rate	(181,469)	332,831

Additional deduction for R&D expenses	(221,954)
Effect of preferential tax of PRC subsidiary	(39,143)
Changes in valuation allowance	265,614	4,305
Effect of income tax rate differences in jurisdictions other than mainland China*	252,879	450.00
Tax effect of non-deductible items	44,040	7,267
Income tax expense	$119,967	$344,853
Effective tax rates	(17)%	26%

The current PRC EIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by the PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

As of December 31, 2024 and 2023, the Company had not recorded any withholding tax on the retained earnings of its foreign invested enterprises in the PRC, since the Company intends to reinvest its earnings to further expand its business in mainland China, and its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies.

As of December 31, 2024 and 2023, there was no tax effect of temporary difference under ASC Topic 740 “Accounting for Income Taxes” that gives rise to deferred tax asset and liability.

As of December 31, 2024 and 2023, the net operating loss carried forward is as follows:

	As of
	December 31, 2024	December 31, 2023
Deferred tax assets:
Net operating loss carried forward	437,806	-
Less: valuation allowance	261,846	-
Deferred tax assets, net	$175,960	-

The movement of valuation allowance provision for deferred tax assets is as follows:

	As of
	December 31 2024	December 31, 2023
Balance as of January 1,	-	-
Current year addition (reduction)	265,614	-
Exchange rate effect	(3,768)	-
Balance as of December 31,	261,846	-

Accounting for uncertainty tax position

The Company did not identify significant unrecognized tax benefits for the years ended December 31, 2024 and 2023. The Company did not incur any interest or penalties related to potential underpaid income tax expenses. In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, the tax years from 2019 to 2023 of the Company’s PRC subsidiaries remain open to examination by the taxing jurisdictions. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.